NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 9 - NOTES PAYABLE

Notes payable consist of the following at March 31, 2018 and December 31, 2017:

	March 31, 2018	December 31, 2017

Note to a company amended on August 27, 2017 and due on or before one month from the amended date and the maturity date shall be extended for one month periods as long as the Company is not in default, interest shall accrue at 10% per annum, secured by the Company’s intellectual property	$650,000	$650,000
Note to a company of $100,000 due January 31, 2018 including interest of $3,000 per month, unsecured, principal and interest due at maturity, principal and interest repaid on January 23, 2018	-	100,000
Note to an individual, non-interest bearing, unsecured and has no fixed terms of repayment	50,000	50,000
	700,000	800,000

Current portion of loan payable	(700,000)	(800,000)
Loan payable, less current portion	$-	$-

Interest expense for the three ended March 31, 2018 and 2017 was $19,027 and $0, respectively

Notes payable consist of the following at December 31, 2017 and 2016:

	December 31, 2017	December 31, 2016

Note to a company amended on August 27, 2017 and due on or before one month from the amended date and the maturity date shall be extended for one month periods as long as the Company is not in default, interest shall accrue at 10% per annum, secured by the Company’s intellectual property	$650,000	$-
Note to a company of $100,000 due January 31, 2018 including interest of $3,000 per month, unsecured, principal and interest due at maturity, principal and interest repaid on January 23, 2018	100,000	-
Note to an individual, non-interest bearing, unsecured and has no fixed terms of repayment	50,000	50,000

	$800,000	$50,000

During the year ended December 31, 2017 and 2016, the Company incurred $10,000 and $0, respectively, amortization of discount. Interest expense for the year ended December 31, 2017 and 2016 was $30,226 and $0, respectively.